Financial risk management and financial instruments - Summary of Exchangeable Note Assumptions (Details) - Exchangeable Notes Due 2026 - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Risk free rate (%)	4.20%	1.15%
Discount rate (%)	7.00%	3.90%
Volatility (%)	45.00%	40.00%
Share price (in dollars per share)	$ 78.95	$ 234.03